Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ 23,387	€ (252,859)	€ 36,750
Other countries	(97)	(274)	940
Income/(loss) before income taxes	23,290	(253,133)	37,690
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate	7,272	(79,041)	11,769
Foreign rate differential	17	40	100
Expected tax expense/(benefit)	7,289	(79,001)	11,869
Tax effect from:
Non-deductible share-based compensation	5,390	4,708	6,211
Non-deductible corporate costs	121	0	0
Goodwill impairment	0	64,829	0
Prior period taxes	(294)	9	66
Movement in valuation allowance	80	454	19
Foreign withholding taxes	0	305	0
Movement in uncertain tax positions	56	14	2,857
Income tax effect resulting from weekengo asset deal transaction	1,938	0	0
Initial recognition of tax deductible goodwill and intangibles	(1,938)	0	0
Other differences	(56)	188	(40)
Income tax expense/(benefit)	€ 12,586	€ (8,494)	€ 20,982